CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 46,459	$ 9,644	$ 15,725
Other comprehensive income (loss) ("OCI") related to:
Gain (loss) recognized in OCI (Note 13)	863	114	(142)
Change in unrealized gains (losses) on derivative contracts (Note 13)	(701)	(50)	1,205
Other comprehensive income (loss), net of tax	162	64	1,063
Total comprehensive income for the year	$ 46,621	$ 9,708	$ 16,788